Provisions and other liabilities - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Warranty provision, term	24 months
Warranty provision	€ 326	€ 290
Share-based payment provision	7,332	30,436
Share-based payment provision
Disclosure of other provisions [line items]
Share-based payment provision	0	26,894
Other current provisions	0	16,677
Restructuring provision
Disclosure of other provisions [line items]
Other current provisions	€ 62	€ 62